BORROWINGS - Non-recourse borrowings composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($) year
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 2,204	$ 2,361
Less: Current portion	685	495
Non-recourse borrowings	9,573	8,696
Total borrowings	$ 2,100	$ 2,328
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.70%	5.70%
Term (years) | year	10	10
Carrying Value	$ 8,964	$ 8,465
Estimated fair value	9,573	8,702
Add: Unamortized premiums	9	1
Less: Unamortized financing fees	(69)	(76)
Less: Current portion	(685)	(495)
Non-recourse borrowings	8,219	$ 7,895
Total borrowings	8,964
Non Recourse Borrowings | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	685
Non Recourse Borrowings | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	333
Non Recourse Borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	740
Non Recourse Borrowings | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,081
Non Recourse Borrowings | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	527
Non Recourse Borrowings | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 5,598
Non Recourse Borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.90%	6.10%
Term (years) | year	10	9
Carrying Value	$ 6,616	$ 6,318
Estimated fair value	7,106	$ 6,517
Total borrowings	6,616
Non Recourse Borrowings | Hydroelectric | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	402
Non Recourse Borrowings | Hydroelectric | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	123
Non Recourse Borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	583
Non Recourse Borrowings | Hydroelectric | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	924
Non Recourse Borrowings | Hydroelectric | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	399
Non Recourse Borrowings | Hydroelectric | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 4,185
Non Recourse Borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.20%	4.70%
Term (years) | year	11	11
Carrying Value	$ 1,899	$ 1,914
Estimated fair value	2,006	$ 1,957
Total borrowings	1,899
Non Recourse Borrowings | Wind | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	133
Non Recourse Borrowings | Wind | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	120
Non Recourse Borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	156
Non Recourse Borrowings | Wind | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	156
Non Recourse Borrowings | Wind | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	127
Non Recourse Borrowings | Wind | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,207
Non Recourse Borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	5.10%	6.00%
Term (years) | year	5	7
Carrying Value	$ 355	$ 142
Estimated fair value	363	$ 133
Total borrowings	355
Non Recourse Borrowings | Solar | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	149
Non Recourse Borrowings | Solar | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	10
Non Recourse Borrowings | Solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non Recourse Borrowings | Solar | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non Recourse Borrowings | Solar | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	0
Non Recourse Borrowings | Solar | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 196
Non Recourse Borrowings | Storage and Other
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)	3.90%	4.10%
Term (years) | year	4	5
Carrying Value	$ 94	$ 91
Estimated fair value	98	$ 95
Total borrowings	94
Non Recourse Borrowings | Storage and Other | 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	1
Non Recourse Borrowings | Storage and Other | 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	80
Non Recourse Borrowings | Storage and Other | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	1
Non Recourse Borrowings | Storage and Other | 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	1
Non Recourse Borrowings | Storage and Other | 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	1
Non Recourse Borrowings | Storage and Other | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	10
Lease liabilities | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Estimated fair value	$ 330